Cover	May 15, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 15, 2025
Entity Registrant Name	Potbelly Corporation
Entity Incorporation, Date of Incorporation	DE
Entity File Number	001-36104
Entity Tax Identification Number	36-4466837
Entity Address, Address Description	500 W Madison St. Suite 1000
Entity Address, Postal Zip Code	60661
Entity Address, State or Province	IL
Entity Address, City or Town	Chicago
City Area Code	(312)
Local Phone Number	951-0600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	PBPB
Entity Emerging Growth Company	false
Security Exchange Name	NASDAQ
Entity Central Index Key	0001195734
Amendment Flag	false